Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY PATHWAY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2018